Customer Advances In Excess Of Costs Incurred On Contracts In Progress (Tables)	12 Months Ended
Dec. 31, 2019
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Schedule Of Customer Advances

	December 31,
	2019	2018
Contract liabilities	$786,411	$956,884
Less -
Contract liabilities presented under long-term liabilities	62,830	175,890
	$723,581	$780,994